Right-of-use assets and leases payable - Summary of weighted average discount rates for the lease payable (Detail)	Dec. 31, 2025
From 1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average discount rates (% p.a.)	11.78%
From 6 to 10 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average discount rates (% p.a.)	11.16%
From 11 to 15 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average discount rates (% p.a.)	10.95%
More than 15 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average discount rates (% p.a.)	10.56%